ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

7.   ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	December 31,
	2022	2023
	RMB	RMB
Tax payable	562,839	931,191
Accrued payroll and welfare	403,104	153,554
Payable to investors (i)	147,864	145,655
Accrued advertisement expenses	58,707	134,601
Guarantee liabilities	51,766	37,153
Funds collected on behalf of third-party guarantee companies	18,766	11,387
Accrued customer incentives	5,024	3,263
Others	66,936	83,718
Total accrued expenses and other liabilities	1,315,006	1,500,522
(i)	Payable to investor represents interest and principal collected by the Group on behalf of lenders.